SCHEDULE 1 - PARENT ONLY FINANCIAL INFORMATION - Summary of Condensed Balance Sheet (Detail) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Non-current assets
Total assets	$ 676,529	$ 688,736	$ 758,973	$ 770,255	$ 781,153	$ 760,337	$ 762,295	$ 702,986	$ 701,456
Long-term liabilities
Warrant liability	30	33	33	153	259	286	273	13,561	13,520
Total liabilities	511,834	508,064	513,250	511,059	511,295	492,815	482,733	430,944	423,945
Stockholders’ equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 76,292,241 and 72,027,743 shares issued and outstanding at December 31, 2022 and December 31, 2021	$ 8	$ 8	8	8	8	$ 7	$ 7	3	3
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	315,000,000	315,000,000				315,000,000
Common stock, shares issued (in shares)	76,552,595	76,292,241				72,027,743
Common stock, shares outstanding (in shares)	76,552,595	76,292,241				72,027,743	71,810,419
Additional paid-in capital	$ 437,677	$ 435,292	432,566	429,547	427,046	$ 413,315	$ 412,985	121,321	128,538
Accumulated other comprehensive loss	(6,262)	(6,390)	(8,174)	(5,959)	(3,586)	(3,463)	(3,295)	(2,040)	(2,458)
Accumulated deficit	(266,728)	(248,238)	(178,677)	(164,400)	(153,610)	(142,337)	(130,135)	(125,762)	(119,560)
Total stockholders’ equity	164,695	180,672	245,723	259,196	269,858	267,522	279,562	(6,478)	6,523	$ 16,496
Total liabilities and stockholders’ equity	$ 676,529	688,736	$ 758,973	$ 770,255	$ 781,153	760,337	$ 762,295	$ 702,986	$ 701,456
Parent Company
Non-current assets
Investment in subsidiaries		192,549				256,725
Total non-current assets		192,549				256,725
Total assets		192,549				256,725
Long-term liabilities
Warrant liability		33				286
Total liabilities		33				286
Stockholders’ equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 76,292,241 and 72,027,743 shares issued and outstanding at December 31, 2022 and December 31, 2021		$ 8				$ 7
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001
Common stock, shares authorized (in shares)		315,000,000				315,000,000
Common stock, shares issued (in shares)		76,292,241				72,027,743
Common stock, shares outstanding (in shares)		76,292,241				72,027,743
Additional paid-in capital		$ 435,293				$ 401,690
Accumulated other comprehensive loss		(6,390)				(3,463)
Accumulated deficit		(236,394)				(141,795)
Total stockholders’ equity		192,517				256,439
Total liabilities and stockholders’ equity		$ 192,550				$ 256,725